Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP - Principal Blue Chip Growth Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CTIVP - Principal Blue Chip Growth Fund Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP - Principal Blue Chip Growth Fund Class 2 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
CTIVP - Principal Blue Chip Growth Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CTIVP - Principal Blue Chip Growth Fund Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP - Principal Blue Chip Growth Fund Class 1 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
CTIVP - Principal Blue Chip Growth Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%